Commitments, Contingencies and Other Liabilities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2017
Loss Contingencies [Line Items]
Legal settlement reserve					$ 28.0
Damages paid			$ 23.0	$ 5.0
Settled Litigation
Loss Contingencies [Line Items]
Proceeds from legal settlements	$ 4.8	$ 12.5